Shareholder Report, Line Graph (Details) 191784_Carillon Eagle Mid Cap Growth Fund_Class R-6_TSR Annual {Class R-6} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class R-6
Account Value [Line Items]
Accumulated Value	$ 2,818,687	$ 2,489,788	$ 2,072,700	$ 2,783,925	$ 2,489,924	$ 1,774,197	$ 1,313,986	$ 1,397,984	$ 1,071,775	$ 1,000,000	$ 2,957,457
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000® Index
Accumulated Value	3,244,826	2,620,858	2,080,759	2,575,418	2,049,495	1,695,370	1,293,987	1,365,567	1,127,351	1,000,000	$ 3,801,166
Russell Midcap® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap® Growth Index
Accumulated Value	$ 2,986,253	$ 2,445,682	$ 1,943,071	$ 2,651,604	$ 2,352,210	$ 1,734,841	$ 1,280,612	$ 1,344,483	$ 1,073,286	$ 1,000,000	$ 3,244,772